Property and equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property And Equipment
Schedule of property and equipment

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Additions	-	123	-	11	148	282
Depreciation	(121)	(402)	(8)	(31)	-	(562)
Transfer	48	120	-	4	(172)	-

Balance at September 30, 2025	$1,290	$1,126	$20	$41	$154	$2,631

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 3

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,684	$26,166	$377	$1,147	$178	$39,552

Accumulated depreciation	(10,321)	(24,881)	(349)	(1,090)	-	(36,641)

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Cost	$11,732	$26,409	$377	$1,162	$154	$39,834

Accumulated depreciation	(10,442)	(25,283)	(357)	(1,121)	-	(37,203)

Balance at September 30, 2025	$1,290	$1,126	$20	$41	$154	$2,631